Share repurchase program (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)
Shares repurchased during the year | ¥			¥ 5,246		¥ 312		¥ 131
ADS | 2020 Share repurchase program
Authorized amount | $	$ 2,000
Repurchase period (in months)	24 months
Shares repurchased during the year (in ADS shares) | shares			10,214,827	10,214,827	1,191,370	1,191,370
Shares repurchased during the year			¥ 5,246	$ 806	¥ 312	$ 44
Weighted average repurchase price (in dollars per ADS) | $ / shares				$ 78.92		$ 37.04
Share Repurchase Authorization | $				$ 3,000							$ 2,000
ADS | 2018 Share repurchase program
Authorized amount | $		$ 1,000								$ 1,000
Shares repurchased total (in ADS shares) | shares		2,332,048								2,332,048
Repurchase period (in months)		12 months
Shares repurchased during the year (in ADS shares) | shares							935,848	935,848	1,396,200	1,396,200
Shares repurchased during the year							¥ 131	$ 19	¥ 206	$ 30
Weighted average repurchase price (in dollars per ADS) | $ / shares								$ 20.41		$ 21.48